Going Concern (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern Uncertainty Financial Condition And Managements Plans [Line Items]
Working Capital Deficit	$ 14,500		$ 14,500		$ 2,200
Retained Earnings (Accumulated Deficit)	(126,769)		(126,769)		(113,536)	$ (95,647)
Net Income (Loss) Attributable to Parent	(4,132)	$ (6,051)	(13,233)	$ (14,740)	(17,889)	(32,661)
Net Cash Provided by (Used in) Operating Activities			(8,344)	(5,217)	(11,559)	(12,307)
Cash and Cash Equivalents, at Carrying Value	$ 76	$ 76	$ 76	$ 76	$ 6,776	$ 271	$ 4,543